Marketable Securities (Tables)	12 Months Ended
May. 31, 2015
Summary of Marketable Securities by Asset Type

The following tables summarize marketable securities held at May 31, 2015 and May 31, 2014 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2015
Equity securities:
Stocks - foreign	$3,722	$339	$(85)	$3,976
Stocks - domestic	34,368	5,649	(559)	39,458
Mutual funds - foreign	32,657	2,114	(230)	34,541
Mutual funds - domestic	56,442	228	(2,779)	53,891

Total equity securities	127,189	8,330	(3,653)	131,866
Fixed maturity:
U.S. treasury and other government	21,340	171	(162)	21,349
Corporate bonds	1,218	171	—	1,389
Foreign bonds	36	2	—	38
Mortgage - backed securities	81	47	—	128

Total fixed maturity securities	22,675	391	(162)	22,904

Total	$149,864	$8,721	$(3,815)	$154,770

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2014
Equity securities:
Stocks - foreign	$984	$669	$(20)	$1,633
Stocks - domestic	31,071	8,965	(132)	39,904
Mutual funds - foreign	30,541	2,799	—	33,340
Mutual funds - domestic	44,242	1,790	(1,109)	44,923

Total equity securities	106,838	14,223	(1,261)	119,800
Fixed maturity:
U.S. treasury and other government	21,156	152	(164)	21,144
Corporate bonds	1,544	212	—	1,756
Foreign bonds	37	3	—	40
Mortgage-backed securities	85	55	—	140

Total fixed maturity securities	22,822	422	(164)	23,080

Total	$129,660	$14,645	$(1,425)	$142,880

Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income, Aggregated by Length of Time Investments

Summarized below are the securities we held at May 31, 2015 and 2014 that were in an unrealized loss position and that were included in accumulated other comprehensive income, aggregated by the length of time the investments had been in that position:

	May 31, 2015		May 31, 2014
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$58,978	$(3,815)	$35,465	$(1,425)
Unrealized losses with a loss position for less than 12 months	32,693	(1,441)	16,611	(845)
Unrealized losses with a loss position for more than 12 months	26,285	(2,374)	18,854	(580)

Net Carrying Values of Debt Securities by Contractual Maturity

The net carrying values of debt securities at May 31, 2015, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$2,835	$2,858
One year through five years	16,416	16,395
Six years through ten years	2,192	2,227
After ten years	1,232	1,424

	$22,675	$22,904